SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events
SUBSEQUENT EVENTS	NOTE 15 – SUBSEQUENT EVENTS On July 15, 2025, the Company granted 20,000 RSUs to a consultant of the Company.